Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income	$ 725,934	$ 1,037,826
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	4,339	4,623
Allowance for doubtful accounts	42,044	25,037
Non-cash lease expense (gain)/loss	(806)	3,927
Deferred income taxes	24,547	(472)
Changes in operating assets and liabilities:
Accounts receivables	167,328	375,855
Inventories	118,522	(56,675)
Deferred offering costs	(457,633)
Long-term deposit	(23,110)
Prepayments and other current assets	(61,661)	(56,280)
Accounts payable	25	(181,831)
Deferred revenue	(303,621)	171,918
Right of use assets		49,244
Operating lease liabilities, current and non-current	(1,929)	(57,987)
Accrued expense and other current liabilities	599,326	(354,749)
Net cash provided by operating activities	833,305	960,436
Cash flows from investing activities:
Purchase of property, equipment and software		(2,579)
Net cash used in investing activities		(2,579)
Cash flows from financing activities:
Proceeds from sale of stock	1,250
Dividend distribution	(640,344)	(1,104,231)
Proceeds from other payable -RP	4,785
Net cash used in financing activities	(634,309)	(1,104,231)
Effect of exchange rate changes on cash and cash equivalent	(5,484)	(4)
Net change in cash and cash equivalents	193,512	(146,378)
Cash and cash equivalents at beginning of the year	456,020	602,398
Cash and cash equivalents at end of the year	649,532	456,020
Supplemental disclosure of cash flow information:
Income tax paid	343,706	409,821
Supplemental disclosures of non-cash activities:
Dividend payable		$ 640,344